SUBSEQUENT EVENTS (Details Narrative) - CAD ($)	1 Months Ended	12 Months Ended
	Mar. 21, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Stock options expired		5,125,000
Unvested RSUs		1,261,213
Unvested PSUs		1,997,000
Gross proceeds		$ 15,833,000	$ 5,325,000
Weighted average exercise price		$ 0.39
RSUs [Member]
Statement [Line Items]
Granted RSU		8,422,115
PSUs [Member]
Statement [Line Items]
Granted Performance Share Units		5,650,000
DSUs [Member]
Statement [Line Items]
Exercisable period		18 months
Granted deferred stock		400,000
Big Ridge Gold Corp [Member] | Non-adjusting events after reporting period [member]
Statement [Line Items]
Exchange of shares	10,000,000
Sold of stock	36,500,000
Gross proceeds	$ 1,825,000
Issue price	$ 0.05
Stock options
Statement [Line Items]
Weighted average exercise price		$ 0.118
Granted stock options		26,607,500